Note 21 - Segmented Information (Detail) - Revenues and Long Lived Assets by Geographic Location (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
United States [Member]
Revenues	$ 1,490,763	$ 1,523,912	$ 1,406,713
Total long-lived assets	468,602	476,530	469,465
Canada [Member]
Revenues	330,622	310,912	246,809
Total long-lived assets	99,529	91,821	76,502
Australia [Member]
Revenues	177,677	171,873	164,486
Total long-lived assets	49,269	54,701	55,291
Other Geographic Locations [Member]
Revenues	306,475	217,474	168,263
Total long-lived assets	70,205	55,494	57,927
Total Consolidated Amount [Member]
Revenues	2,305,537	2,224,171	1,986,271
Total long-lived assets	$ 687,605	$ 678,546	$ 659,185